Long-Term Payable - Schedule of Long-Term Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-Term Payable [Abstract]
Long-term payable, current	$ 507,479	$ 1,050,000
Long-term payable, non-current		440,129
Total	$ 507,479	$ 1,490,129